Related Parties Transactions - Schedule of the Reconciliation of the Carrying Amount of the Company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Reconciliation of the Carrying Amount of the Company [Abstract]
Opening balance	$ 199	$ 388	$ 345
Accrued liability in respect to additional services rendered		25	115
Recognition of capital contribution from a controlling shareholder			(112)
Repayment of liability to controlling shareholder	(206)	(258)
Amortization of discount relating to liability to related party	10	48	40
Change in estimation of maturity date of liability		12
Exchange rate differences	(3)	(16)
Closing balance		$ 199	$ 388